BAD DEBT EXPENSE (Narrative) (Details) - CAD	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015
Bad debt expense	CAD 7,126	CAD 7,126	CAD 6,748